Other assets, income, expenses and non-controlling interest	12 Months Ended
Dec. 31, 2022
Interest in Other Entities [Abstract]
Other assets, income, expenses and non-controlling interest	Other assets, income, expenses and non-controlling interest
Other assets
Consist of the following (in thousands $):

	Dec. 31, 2022	Dec. 31, 2021

Assets attributable to non-controlling interest	11,301	3,780
Fund recoveries and investment receivables	4,617	2,509
Advance on unrealized carried interest	4,454	—
Digital gold strategies (1)	3,778	7,060
Prepaid expenses	3,741	3,637
Other (2)	2,103	2,240
Total other assets	29,994	19,226
(1) Digital gold strategies are financial instruments classified at FVTPL. Gains and losses are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
(2) Includes miscellaneous third-party receivables.
Other income
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Investment income (1)	1,672	1,490
Income attributable to non-controlling interest	(522)	93
Total other income	1,150	1,583
(1) Primarily includes miscellaneous investment fund income, syndication and trailer fee income.

Other expenses
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2022	Dec. 31, 2021

Foreign exchange (gain) loss	4,654	470
Increase in contingent consideration related to the Tocqueville transaction	—	4,449
Other (1)	5,537	7,660
Total other expenses	10,191	12,579
(1) Includes net income (loss) attributable to non-controlling interest of ($0.5) million for the year ended December 31, 2022 (year ended December 31, 2021 - $0.1 million) as well as mark-to-market on deferred share units, non-recurring professional fees, transaction and new fund start-up costs.
Non-controlling interest assets and liabilities
Non-controlling interest consists of third-party interest in our consolidated co-investments. The following table provides a summary of amounts attributable to this non-controlling interest (in thousands $):

	Dec. 31, 2022	Dec. 31, 2021

Assets	11,301	3,780
Liabilities - current (1)	(211)	(10)
Liabilities - long-term (1)	(11,090)	(3,770)
(1) Current and long-term liabilities attributable to non-controlling interest are included in accounts payable and accrued liabilities and other accrued liabilities, respectively.